Deferred Revenue (Details) - Schedule of Deferred Revenues - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Revenues [Line Items]
Deferred revenue at beginning of period	$ 30,803	$ 24,965
Recognized as revenue:
Deferred revenue at end of period	32,200	30,803
Less: current portion	15,883	15,139
Long-term deferred revenue at end of period	16,317	15,664
Deferred extended service contracts [Member]
Net additions:
Net additions	2	3
Recognized as revenue:
Recognized as revenue	(4)	(4)
Deferred commission revenues [Member]
Net additions:
Net additions	15,064	19,666
Recognized as revenue:
Recognized as revenue	$ (13,665)	$ (13,827)